Note 17 - Stock-based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 26.82
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 219 days
Vested or expected to vest, aggregate intrinsic value	$ 20.2
Restricted Stock Units (RSUs) [Member]
Number of Units Outstanding (in shares)	337,066	299,020
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 14.42	$ 12.80
Weighted-Average Remaining Contractual, PSU (Year)	5 years	5 years 219 days	6 years 36 days
Aggregate Intrinsic Value, PSU	$ 16.8	$ 10.6	$ 8.1
Number of PSUs Granted (in shares)	37,611	38,046
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 38.04	$ 27.96
Number of Units Outstanding (in shares)	374,677	337,066	299,020
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 16.57	$ 14.42	$ 12.80
Vested or expected to vest, RSU (in shares)	374,677
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 16.57
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years
Vested or expected to vest, aggregate intrinsic value	$ 16.8
Exercisable, number of units (in shares)	336,921
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 14.56
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	4 years 219 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 15.1